Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
Schedule of Evaluating Company's Performance Making Key Decisions by CODM Regarding Resource Allocation

When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

	For the years ended December 31,
	2024	2023
General and administrative expenses	$4,491,706	$397,200
Franchise tax expenses	225	225
Other significant non-cash items:
Amortization expenses	11,675	12,648
Loss from operations	(4,503,606)	(410,073)
Total other expenses	(30,155)	(26,934)
Net loss	$(4,533,761)	$(437,007)